Restricted Net Assets or Parent Company’s Condensed Financial Statements - Schedule of Condensed Statements of Operations (Unaudited) (Details) - Parent [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Revenue
Share of profit in subsidiaries	86,387	864,733
Share based compensation	(1,968,000)
Other general and administrative expenses	(22)	(11)
Total operating expenses	(1,968,022)	(11)
Net (loss) income	(1,881,635)	864,722
Foreign currency translation adjustments	(700,623)	(659,161)
Comprehensive income (loss)	$ (2,582,258)	$ 205,561